Revenue - Loyalty Program (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in the Loyalty Program Liabilities
Balance - January 1	$ 128,383	$ 141,185	$ 141,185
Balance - March 31	120,517		128,383	$ 141,185
Loyalty Program Liabilities
Changes in the Loyalty Program Liabilities
Balance - January 1	22,069	22,892	22,892	23,950
Loyalty Points Earned	857	1,635	4,015	6,483
Loyalty Points Redeemed	(2,152)	(2,206)	(4,838)	(12,408)
Balance - March 31	$ 20,774	$ 22,321	$ 22,069	$ 22,892
Loyalty points redemption period	2 years		2 years